Report Of The Directors Financial Review Risk Report - Management judgemental adjustments to ECL (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Annual change in management judgmental ajdustments	$ (0.9)
Increase (decrease) in financial assets	0.8	$ 1.7
Allowance for ECL | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	(0.1)
Allowance for ECL | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.5	1.3
Allowance for ECL | Retail lending inflation-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1	0.0
Allowance for ECL | Other macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1	0.0
Allowance for ECL | Pandemic-related economic recovery adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	0.2
Allowance for ECL | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.2	0.3
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.3	0.5
Allowance for ECL | Retail | Retail lending inflation-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1	0.0
Allowance for ECL | Retail | Other macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1	0.0
Allowance for ECL | Retail | Pandemic-related economic recovery adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets		0.2
Allowance for ECL | Retail | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.2	0.3
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.5	1.2
Allowance for ECL | Wholesale | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	(0.1)
Allowance for ECL | Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 0.5	$ 1.3